Payden High Income Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
60 Chase Auto Owner Trust , 0.00%, 6/25/30 (a) $ 396
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (b)(c) 1,120
1,500,000 Exeter Automobile Receivables Trust 2022-2A
144A, 6.34%, 10/15/29 (b) 1,390
19 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (a) 943
2,000,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 2,094
915,065 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 930
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (a) 890
87 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (a) 2,168
96 Santander Drive Auto Receivables Trust 2024-
S2 , 5.80%, 12/16/28 (a) 1,757
Total Asset Backed (Cost - $13,606)
11,688
Bank Loan(d) (5%
)
495,169 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 7.11%, 8/12/28  497
2,262,929 Albion Financing 3 SARL Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.32%, 5/21/31  2,277
1,925,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.500%), 9.86%, 5/04/28  1,964
1,459,836 Cloud Software Group Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 7.80%, 3/30/29  1,464
505,460 Cloud Software Group Inc. Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 8.05%, 3/24/31  508
1,000,000 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.250%), 5.25%, 7/30/32  1,000
189,199 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 9.57%, 8/02/27  190
1,875,300 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 8.30%, 4/01/30  1,882
1,980,038 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.61%, 2/12/31  1,986
2,455,719 First Student Bidco Inc. Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 6.80%, 7/21/28  2,463
4,000,000 GTCR Everest Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 2.75%, 9/05/31  4,007
159,583 Hertz Corp. Term Loan C-EXIT 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.07%, 6/30/28  136
819,086 Hertz Corp. Term Loan B-EXIT 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.07%, 6/30/28  697
1,665,587 Journey Personal Care Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 8.05%, 3/01/28  1,641
Principal
or Shares Security Description
Value
(000)
4,523,663 Jump Financial LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.250%), 8.55%, 2/20/32  $ 4,535
2,125,000 Leia Finco U.S. LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
9.46%, 10/09/32  2,136
1,791,463 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.81%, 7/01/31  1,761
1,700,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
10.71%, 11/05/29  1,694
962,500 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.21%, 2/11/28  962
1,915,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (3 mo. Term Secured Overnight
Financing Rate + 5.000%), 9.30%, 5/09/33  1,919
2,458,509 Sinclair Television Group Inc. Term Loan B7 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.100%), 8.56%, 12/31/30  2,296
2,104,100 Sotera Health Holdings LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 7.55%, 5/30/31  2,113
1,462,406 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.81%, 1/15/27  1,467
1,975,075 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.86%, 1/31/31  1,989
977,625 Transdigm Inc. Term Loan K 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.05%, 3/22/30  982
2,052,632 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.05%, 5/06/32  2,101
1,488,750 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.86%, 7/31/31  1,467
1,975,000 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.55%, 2/14/31  1,978
Total Bank Loan (Cost - $47,792)
48,112
Corporate Bond (85%
)
Automotive  (6%)
2,100,000 Adient Global Holdings Ltd. 144A, 7.50%,
2/15/33 (b) 2,143
2,660,000 Adient Global Holdings Ltd. 144A, 8.25%,
4/15/31 (b) 2,783
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (b) 2,286
2,030,000 American Axle & Manufacturing Inc. , 5.00%,
10/01/29  1,843
2,935,000 American Axle & Manufacturing Inc. , 6.50%,
4/01/27  2,940
3,630,000 Aston Martin Capital Holdings Ltd. 144A,
10.00%, 3/31/29 (b) 3,465
2,700,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.75%, 2/15/30 (b) 2,786
3,895,000 Ford Motor Credit Co. LLC , 7.20%, 6/10/30  4,100
4,210,000 Garrett Motion Holdings Inc./Garrett LX I Sarl
144A, 7.75%, 5/31/32 (b) 4,372

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,750,000 Goodyear Tire & Rubber Co. , 5.00%, 7/15/29  $ 1,699
2,750,000 Goodyear Tire & Rubber Co. , 5.25%, 7/15/31 (e) 2,612
3,300,000 IHO Verwaltungs GmbH 144A, 7.75%,
11/15/30 (b) 3,390
2,750,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (b)(e) 2,742
5,130,000 JB Poindexter & Co. Inc. 144A, 8.75%,
12/15/31 (b) 5,253
4,360,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b) 4,011
1,180,000 Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32 (b)
(e) 1,222
2,500,000 Phinia Inc. 144A, 6.63%, 10/15/32 (b) 2,549
2,325,000 Tenneco Inc. 144A, 8.00%, 11/17/28 (b) 2,309
3,610,000 ZF North America Capital Inc. 144A, 7.13%,
4/14/30 (b) 3,502
56,007
Banking  (2%)
3,800,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452%),
7.70%, 5/26/84 (f) 3,985
2,600,000 Goldman Sachs Group Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.461%), 6.85% (f)(g) 2,662
1,750,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (b)(f) 1,625
4,600,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (f) 4,860
2,165,000 UniCredit SpA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750%), 5.46%, 6/30/35 (b)(f) 2,150
15,282
Basic Industry  (11%)
2,020,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (b) 2,074
1,300,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (b) 1,357
1,500,000 Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (b) 1,522
– ARD Finance SA 144A, 6.50%, 6/30/27 (b) –
1,870,000 Avient Corp. 144A, 6.25%, 11/01/31 (b) 1,878
2,000,000 Bombardier Inc. 144A, 6.75%, 6/15/33 (b) 2,058
2,000,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (b) 2,072
1,000,000 Bombardier Inc. 144A, 8.75%, 11/15/30 (b) 1,077
3,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (b) 2,771
3,470,000 Celanese U.S. Holdings LLC , 6.88%, 7/15/32  3,596
1,710,000 Century Aluminum Co. 144A, 6.88%,
8/01/32 (b) 1,730
3,000,000 Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (b) 2,988
400,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (b) 391
2,200,000 Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (b) 2,198
2,000,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (b) 1,948
1,980,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (b) 1,984
2,500,000 Element Solutions Inc. 144A, 3.88%, 9/01/28 (b) 2,411
2,520,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (b) 2,573
1,475,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.63%, 12/15/30 (b) 1,506
2,000,000 Fortescue Treasury Pty Ltd. 144A, 4.38%,
4/01/31 (b) 1,875
Principal
or Shares Security Description
Value
(000)
1,500,000 Fortescue Treasury Pty Ltd. 144A, 6.13%,
4/15/32 (b) $ 1,531
4,450,000 Goat Holdco LLC 144A, 6.75%, 2/01/32 (b) 4,490
1,800,000 Inversion Escrow Issuer LLC 144A, 6.75%,
8/01/32 (b) 1,780
3,245,000 JW Aluminum Continuous Cast Co. 144A,
10.25%, 4/01/30 (b) 3,347
3,250,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (b) 3,034
3,115,000 LGI Homes Inc. 144A, 7.00%, 11/15/32 (b) 3,002
2,275,000 Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (b) 2,420
1,895,000 MasTec Inc. 144A, 6.63%, 8/15/29 (b) 1,882
4,360,000 Mineral Resources Ltd. 144A, 9.25%,
10/01/28 (b) 4,562
3,800,000 Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC 144A, 6.75%, 4/01/32 (b) 3,882
2,995,000 New Gold Inc. 144A, 6.88%, 4/01/32 (b) 3,076
750,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (b) 717
2,000,000 Novelis Sheet Ingot GmbH , 3.38%, 4/15/29
EUR (c)(h) 2,234
3,240,000 Olin Corp. 144A, 6.63%, 4/01/33 (b) 3,157
2,210,000 Olympus Water U.S. Holding Corp. 144A,
9.75%, 11/15/28 (b) 2,320
2,800,000 SCIH Salt Holdings Inc. 144A, 4.88%,
5/01/28 (b) 2,721
1,150,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (b) 1,175
2,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (b) 2,369
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 987
3,240,000 TransDigm Inc. , 4.88%, 5/01/29  3,181
3,450,000 TransDigm Inc. 144A, 6.00%, 1/15/33 (b) 3,470
750,000 TransDigm Inc. 144A, 6.63%, 3/01/32 (b) 772
600,000 TransDigm Inc. 144A, 6.88%, 12/15/30 (b) 622
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (b) 2,382
2,175,000 Velocity Vehicle Group LLC 144A, 8.00%,
6/01/29 (b) 2,203
1,050,000 Whirlpool Corp. , 4.60%, 5/15/50  783
3,000,000 Wilsonart LLC 144A, 11.00%, 8/15/32 (b) 2,764
102,872
Consumer Goods  (3%)
3,000,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (b) 2,928
4,065,000 B&G Foods Inc. 144A, 8.00%, 9/15/28 (b) 3,806
1,500,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (b) 1,473
1,610,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (b) 1,703
5,250,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (b) 5,485
1,160,000 Newell Brands Inc. 144A, 8.50%, 6/01/28 (b) 1,218
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (b) 1,665
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (b) 861
1,000,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (b) 992
3,250,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (b) 3,139

Principal
or Shares Security Description
Value
(000)
4,425,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (b) $ 4,193
3,580,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (b) 3,519
30,982
Energy  (9%)
2,160,000 AltaGas Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.573%), 7.20%, 10/15/54 (b)(f) 2,182
1,156,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (b) 1,405
1,675,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (b) 1,689
1,948 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (b) 2
4,660,000 California Resources Corp. 144A, 8.25%,
6/15/29 (b) 4,791
4,014,000 Global Marine Inc. , 7.00%, 6/01/28  3,729
800,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (b) 825
800,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (b) 823
5,075,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (b) 4,981
1,675,000 Long Ridge Energy LLC 144A, 8.75%,
2/15/32 (b) 1,738
4,665,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (b) 4,558
1,120,000 Noble Finance II LLC 144A, 8.00%, 4/15/30 (b) 1,143
1,620,000 Northern Oil & Gas Inc. 144A, 8.13%,
3/01/28 (b) 1,637
1,000,000 Obsidian Energy Ltd. , 11.95%, 7/27/27 CAD (c)
(h) 748
4,960,000 Oceanica Lux 144A, 13.00%, 10/02/29 (b)(e) 4,675
5,260,000 OHI Group SA 144A, 13.00%, 7/22/29 (b) 5,557
2,740,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (b) 2,658
1,855,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (b) 1,840
2,446,000 Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (b)
(e) 2,424
1,590,000 Seadrill Finance Ltd. 144A, 8.38%, 8/01/30 (b) 1,626
1,930,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (b)(c) 1,416
4,775,000 Talos Production Inc. 144A, 9.38%, 2/01/31 (b) 4,874
4,380,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (b)(c) 3,185
4,040,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (b) 3,876
3,880,000 Trident Energy Finance PLC 144A, 12.50%,
11/30/29 (b)(e) 4,008
2,200,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (b) 2,274
4,805,000 Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (b) 4,547
2,770,000 Viper Energy Partners LLC , 5.70%, 8/01/35  2,755
2,300,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (b) 2,365
4,125,000 Wildfire Intermediate Holdings LLC 144A,
7.50%, 10/15/29 (b) 4,115
82,446
Principal
or Shares Security Description
Value
(000)
Financial  (9%)
2,600,000 Aircastle Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410%), 5.25% (b)(f)(g) $ 2,588
4,625,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (f)(g) 4,504
3,495,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (b) 3,576
1,520,000 Bread Financial Holdings Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.300%), 8.38%, 6/15/35 (b)(f) 1,572
3,165,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (b) 3,398
3,640,000 Burford Capital Global Finance LLC 144A,
7.50%, 7/15/33 (b) 3,668
3,300,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (b) 3,069
2,520,000 Encore Capital Group Inc. 144A, 9.25%,
4/01/29 (b) 2,657
1,785,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (b) 1,875
1,200,000 Freedom Mortgage Holdings LLC 144A, 8.38%,
4/01/32 (b) 1,228
4,650,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (b) 4,851
1,550,000 goeasy Ltd. 144A, 6.88%, 5/15/30 (b) 1,554
1,450,000 goeasy Ltd. 144A, 7.63%, 7/01/29 (b) 1,494
2,000,000 Greystar Real Estate Partners LLC 144A, 7.75%,
9/01/30 (b) 2,116
1,325,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,137
1,830,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,820
505,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 9.75%, 1/15/29  511
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (b) 3,652
2,660,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (b) 2,778
1,425,000 Jefferson Capital Holdings LLC 144A, 9.50%,
2/15/29 (b) 1,505
6,825,000 LFS Topco LLC 144A, 8.75%, 7/15/30 (b) 6,608
5,440,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (b) 5,398
2,700,000 Navient Corp. , 5.50%, 3/15/29  2,644
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  919
1,250,000 OneMain Finance Corp. , 5.38%, 11/15/29  1,227
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  359
1,000,000 OneMain Finance Corp. , 7.13%, 11/15/31  1,033
2,500,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (b) 2,396
1,340,000 PennyMac Financial Services Inc. 144A, 6.88%,
2/15/33 (b) 1,367
1,725,000 PennyMac Financial Services Inc. 144A, 7.88%,
12/15/29 (b) 1,822
4,100,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (b) 4,300
2,000,000 Rfna LP 144A, 7.88%, 2/15/30 (b) 2,033
2,900,000 SLM Corp. , 6.50%, 1/31/30  3,015
1,700,000 Stonex Escrow Issuer LLC 144A, 6.88%,
7/15/32 (b) 1,732
2,810,000 Synchrony Financial , 7.25%, 2/02/33  2,954

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
4,455,000 UWM Holdings LLC 144A, 6.63%, 2/01/30 (b) $ 4,461
91,821
Healthcare  (6%)
1,975,000 1261229 BC Ltd. 144A, 10.00%, 4/15/32 (b) 2,012
4,220,000 Bausch & Lomb Corp. 144A, 8.38%,
10/01/28 (b) 4,405
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (b) 709
1,720,000 BellRing Brands Inc. 144A, 7.00%, 3/15/30 (b) 1,786
4,280,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (b) 3,748
2,450,000 CVS Health Corp. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.886%), 7.00%, 3/10/55 (f) 2,527
2,990,000 DaVita Inc. 144A, 3.75%, 2/15/31 (b) 2,714
2,375,000 DaVita Inc. 144A, 6.75%, 7/15/33 (b) 2,451
3,540,000 Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (b)
(e) 3,241
2,135,000 LifePoint Health Inc. 144A, 9.88%, 8/15/30 (b) 2,304
2,175,000 Molina Healthcare Inc. 144A, 3.88%,
11/15/30 (b) 1,966
2,175,000 Molina Healthcare Inc. 144A, 6.25%,
1/15/33 (b) 2,149
3,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV , 2.88%, 4/30/28 EUR (c)(h) 3,938
1,000,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (b) 866
2,395,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (b) 2,147
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (b) 2,198
5,060,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (b) 5,033
3,450,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (b) 3,632
3,250,000 Tenet Healthcare Corp. , 4.38%, 1/15/30  3,128
3,000,000 Tenet Healthcare Corp. , 6.13%, 10/01/28  3,002
53,956
Insurance  (1%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (b) 3,005
2,575,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (b) 2,650
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (f) 1,788
5,430,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (f) 5,345
2,410,000 Ryan Specialty LLC 144A, 5.88%, 8/01/32 (b) 2,419
15,207
Leisure  (2%)
1,430,000 Amer Sports Co. 144A, 6.75%, 2/16/31 (b) 1,489
2,070,000 Caesars Entertainment Inc. 144A, 6.00%,
10/15/32 (b)(e) 2,000
2,000,000 Carnival Corp. 144A, 6.00%, 5/01/29 (b) 2,019
2,335,000 Carnival Corp. 144A, 6.13%, 2/15/33 (b) 2,378
1,625,000 Cinemark USA Inc. 144A, 7.00%, 8/01/32 (b) 1,679
2,500,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 3/15/33 (b) 2,521
2,680,000 MGM Resorts International , 6.50%, 4/15/32 (e) 2,724
1,883,000 Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (b) 1,946
530,000 Sabre GLBL Inc. 144A, 11.13%, 7/15/30 (b) 559
2,775,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (b) 2,667
Principal
or Shares Security Description
Value
(000)
2,025,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A, 7.13%, 2/15/31 (b) $ 2,155
22,137
Media  (7%)
2,200,000 AMC Networks Inc. 144A, 10.25%, 1/15/29 (b) 2,260
3,670,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (b) 3,355
3,150,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (b) 2,717
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (b) 1,405
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  908
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (b) 1,778
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (b) 2,615
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (b) 1,851
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (b) 2,506
3,190,000 Cogent Communications Group LLC / Cogent
Finance Inc. 144A, 7.00%, 6/15/27 (b)(e) 3,196
1,250,000 Directv Financing LLC 144A, 8.88%,
2/01/30 (b) 1,218
790,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (b) 786
2,150,000 Directv Financing LLC/Directv Financing Co-
Obligor Inc. 144A, 10.00%, 2/15/31 (b) 2,075
2,500,000 DISH Network Corp. 144A, 11.75%,
11/15/27 (b) 2,606
4,650,000 EchoStar Corp. , 10.75%, 11/30/29  4,904
2,975,000 EquipmentShare.com Inc. 144A, 9.00%,
5/15/28 (b) 3,139
1,110,000 Gray Media Inc. 144A, 10.50%, 7/15/29 (b) 1,202
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (b) 1,164
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (b) 1,467
2,740,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (b) 2,787
2,240,000 News Corp. 144A, 5.13%, 2/15/32 (b) 2,185
3,870,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (b) 3,765
3,540,000 Rakuten Group Inc. 144A, 9.75%, 4/15/29 (b) 3,897
1,000,000 Sinclair Television Group Inc. 144A, 8.13%,
2/15/33 (b) 1,021
4,500,000 Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (b) 3,974
4,400,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (b) 4,380
575,000 Virgin Media Secured Finance PLC 144A,
4.50%, 8/15/30 (b) 535
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (b) 1,467
65,163
Real Estate  (5%)
1,635,000 Blackstone Mortgage Trust Inc. 144A, 7.75%,
12/01/29 (b) 1,730
6,655,000 Brandywine Operating Partnership LP , 8.88%,
4/12/29  7,142
4,000,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b) 3,914
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b) 1,494
1,840,000 Iron Mountain Inc. 144A, 6.25%, 1/15/33 (b) 1,873

Principal
or Shares Security Description
Value
(000)
1,000,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  $ 941
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (b) 2,429
4,000,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  3,044
3,120,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
7.00%, 2/01/30 (b) 3,198
2,500,000 Piedmont Operating Partnership LP , 9.25%,
7/20/28  2,753
1,890,000 RHP Hotel Properties LP/RHP Finance Corp.
144A, 6.50%, 6/15/33 (b) 1,937
2,000,000 Service Properties Trust , 5.50%, 12/15/27  1,974
1,150,000 Service Properties Trust , 8.88%, 6/15/32  1,204
2,260,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (b) 2,327
2,250,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A, 4.75%, 4/15/28 (b) 2,185
1,120,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A, 10.50%, 2/15/28 (b) 1,184
2,750,000 XHR LP 144A, 4.88%, 6/01/29 (b) 2,657
2,860,000 XHR LP 144A, 6.63%, 5/15/30 (b) 2,910
44,896
Retail  (8%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (b) 2,644
2,000,000 1011778 BC ULC/New Red Finance Inc. 144A,
5.63%, 9/15/29 (b) 2,015
2,105,000 Advance Auto Parts Inc. 144A, 7.00%,
8/01/30 (b) 2,117
2,105,000 Advance Auto Parts Inc. 144A, 7.38%,
8/01/33 (b) 2,118
2,100,000 Arko Corp. 144A, 5.13%, 11/15/29 (b)(e) 1,724
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (b) 1,923
2,750,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (b) 2,603
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (b) 1,025
2,500,000 Bath & Body Works Inc. , 6.88%, 11/01/35  2,576
4,045,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (b) 4,173
2,320,000 Champ Acquisition Corp. 144A, 8.38%,
12/01/31 (b) 2,460
2,230,000 Cougar JV Subsidiary LLC 144A, 8.00%,
5/15/32 (b) 2,361
2,435,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (b) 2,386
4,196,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (b) 4,374
2,650,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) 2,495
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (b) 1,957
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (b) 1,733
2,740,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (b) 2,644
4,185,000 Hanesbrands Inc. 144A, 9.00%, 2/15/31 (b) 4,410
1,820,000 LCM Investments Holdings II LLC 144A,
8.25%, 8/01/31 (b) 1,926
525,000 Macy's Retail Holdings LLC , 4.30%, 2/15/43  348
466,000 Macy's Retail Holdings LLC 144A, 5.88%,
3/15/30 (b) 461
Principal
or Shares Security Description
Value
(000)
515,000 Nordstrom Inc. , 5.00%, 1/15/44  $ 349
1,815,000 PetSmart Inc./PetSmart Finance Corp. 144A,
4.75%, 2/15/28 (b) 1,783
1,500,000 PetSmart Inc./PetSmart Finance Corp. 144A,
7.75%, 2/15/29 (b) 1,470
1,400,000 QVC Inc. 144A, 6.88%, 4/15/29 (b) 636
1,940,000 Saks Global Enterprises LLC 144A, 11.00%,
12/15/29 (b) 446
3,000,000 Sally Holdings LLC/Sally Capital Inc. , 6.75%,
3/01/32 (e) 3,083
2,800,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (b) 2,641
2,950,000 Specialty Building Products Holdings LLC/SBP
Finance Corp. 144A, 7.75%, 10/15/29 (b) 2,894
4,625,000 Veritiv Operating Co. 144A, 10.50%,
11/30/30 (b) 5,019
3,480,000 Victra Holdings LLC/Victra Finance Corp. 144A,
8.75%, 9/15/29 (b) 3,652
750,000 Walgreens Boots Alliance Inc. , 4.10%, 4/15/50  643
750,000 Walgreens Boots Alliance Inc. , 4.80%, 11/18/44  735
73,824
Service  (4%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (b) 2,059
2,790,000 Alta Equipment Group Inc. 144A, 9.00%,
6/01/29 (b) 2,649
2,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.00%, 2/15/31 (b)(e) 2,044
1,525,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.25%, 1/15/30 (b)(e) 1,571
2,410,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (b) 2,258
2,795,000 Cimpress PLC 144A, 7.38%, 9/15/32 (b) 2,735
4,075,000 Clear Channel Outdoor Holdings Inc. 144A,
7.88%, 4/01/30 (b) 4,200
4,450,000 Deluxe Corp. 144A, 8.13%, 9/15/29 (b) 4,587
1,465,000 Herc Holdings Inc. 144A, 7.25%, 6/15/33 (b) 1,518
2,000,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (b) 1,949
2,350,000 Neptune Bidco U.S. Inc. 144A, 9.29%,
4/15/29 (b) 2,277
2,300,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 6.25%, 1/15/28 (b) 2,302
875,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (b) 845
2,370,000 Reworld Holding Corp. 144A, 4.88%,
12/01/29 (b) 2,265
2,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  1,868
1,145,000 Williams Scotsman Inc. 144A, 6.63%,
6/15/29 (b) 1,174
36,301
Technology  (2%)
2,320,000 Cloud Software Group Inc. 144A, 8.25%,
6/30/32 (b) 2,472
750,000 Cloud Software Group Inc. 144A, 9.00%,
9/30/29 (b) 777
2,750,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (b) 2,737
3,235,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (b) 3,225
1,595,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (b) 1,604
2,600,000 Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (b) 2,765
1,600,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A, 8.75%, 5/01/29 (b) 1,634
1,500,000 Rocket Software Inc. 144A, 9.00%, 11/28/28 (b) 1,552
2,540,000 Western Digital Corp. , 2.85%, 2/01/29  2,363
1,880,000 Xerox Holdings Corp. 144A, 5.50%, 8/15/28 (b) 1,248

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
3,960,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (b) $ 3,727
24,104
Telecommunication  (4%)
1,500,000 Altice France SA 144A, 5.13%, 7/15/29 (b) 1,303
2,950,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (b) 3,045
2,010,000 CommScope LLC 144A, 4.75%, 9/01/29 (b) 1,954
2,300,000 Digicel International Finance Ltd./Difl U.S. LLC
144A, 8.63%, 8/01/32 (b) 2,325
2,568,000 Fibercop SpA 2033 144A, 6.38%, 11/15/33 (b) 2,500
2,500,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (b) 2,502
2,500,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (b) 2,349
1,510,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (b) 1,393
2,565,000 Rogers Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.653%), 7.00%, 4/15/55 (f) 2,629
3,070,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (b) 3,073
4,675,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 4,503
432,000 Telecom Italia Capital SA , 6.38%, 11/15/33  448
3,270,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (b) 2,983
2,685,000 Windstream Services LLC/Windstream Escrow
Finance Corp. 144A, 8.25%, 10/01/31 (b) 2,813
2,230,000 Zegona Finance PLC 144A, 8.63%, 7/15/29 (b) 2,377
36,197
Transportation  (1%)
760,000 American Airlines Inc. 144A, 7.25%,
2/15/28 (b)(e) 776
2,475,000 American Airlines Inc. 144A, 8.50%, 5/15/29 (b) 2,588
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) 3,001
830,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (b) 784
1,250,000 JetBlue Airways Corp./JetBlue Loyalty LP 144A,
9.88%, 9/20/31 (b) 1,210
1,500,000 United Airlines Inc. 144A, 4.63%, 4/15/29 (b) 1,466
2,635,000 XPO Inc. 144A, 7.13%, 2/01/32 (b) 2,741
12,566
Utility  (5%)
2,100,000 Alpha Generation LLC 144A, 6.75%,
10/15/32 (b) 2,151
3,760,000 California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC 144A, 6.38%, 2/15/32 (b) 3,801
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (b) 495
1,750,000 Calpine Corp. 144A, 4.63%, 2/01/29 (b) 1,721
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (b) 996
2,500,000 Clearway Energy Operating LLC 144A, 4.75%,
3/15/28 (b) 2,460
3,000,000 Energizer Gamma Acquisition BV , 3.50%,
6/30/29 EUR (c)(h) 3,337
2,750,000 Evergy Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558%), 6.65%,
6/01/55 (f) 2,784
2,870,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (b) 2,919
2,700,000 Lightning Power LLC 144A, 7.25%, 8/15/32 (b) 2,825
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (b) 2,349
Principal
or Shares Security Description
Value
(000)
1,880,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (b) $ 1,907
1,500,000 PG&E Corp. , 5.00%, 7/01/28  1,465
2,265,000 Talen Energy Supply LLC 144A, 8.63%,
6/01/30 (b) 2,408
2,060,000 TransMontaigne Partners LLC 144A, 8.50%,
6/15/30 (b) 2,155
3,600,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 3,928
2,450,000 Venture Global LNG Inc. 144A, 9.88%,
2/01/32 (b) 2,645
3,465,000 Venture Global Plaquemines LNG LLC 144A,
6.75%, 1/15/36 (b) 3,567
2,250,000 Vistra Operations Co. LLC 144A, 7.75%,
10/15/31 (b) 2,383
2,780,000 XPLR Infrastructure Operating Partners LP
144A, 8.38%, 1/15/31 (b)(e) 2,918
49,214
Total Corporate Bond (Cost - $804,564)
812,975
Mortgage Backed (1%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 13.71%,
11/25/39 (b)(f) 4,424
1,781,456 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 16.21%, 5/25/43 (b)(f) 2,164
1,550,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.96%, 2/25/47 (b)(f) 1,928
Total Mortgage Backed (Cost - $7,431)
8,516
Investment Company (9%
)
90,332,462 Payden Cash Reserves Money Market Fund *
(Cost - $90,332)
90,332
Total Investments (Cost - $963,725) (101%)
971,623
Liabilities in excess of Other Assets (-1%)
(13,809)
Net Assets (100%) $ 957,814
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $18,961 and the total market value of the collateral held by the Fund is $19,623. Amounts in 000s.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(g) Perpetual security with no stated maturity date.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 6,598
CAD  8,953 Morgan Stanley 09/17/2025 $ 121
USD 12,905
EUR  11,082 Wells Fargo Securities LLC 09/17/2025 217

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 285 Sep-25 $ 31,653 $ 396 $ 396
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 2.279% (ESTRON) Annually 02/01/2026 EUR 1,000 $(6) $– $(6)
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 4.375% (SOFRRATE) Annually 02/01/2026 USD 1,030 (1) 1 (2)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 2.037% (ESTRON) Annually 04/30/2028 EUR 3,500 (83) 3 (86)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 4.342% (SOFRRATE) Annually 04/30/2028 USD 3,630 30 2 28
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.924% (ESTRON) Annually 06/30/2029 EUR 3,000 (81) 3 (84)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 2.067% (ESTRON) Annually 04/15/2029 EUR 2,000 (55) 1 (56)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 4.347% (SOFRRATE) Annually 06/30/2029 USD 3,130 34 2 32
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 4.347% (SOFRRATE) Annually 04/15/2029 USD 2,080 20 – 20
$(142) $12 $(154)